OPERATING REVENUES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Contract assets	$ 81,753,000	$ 120,158,000
Capitalized Contract Cost, Impairment Loss	0
Balance Capitalized In The Current Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Capitalized contract costs, gross	5,300,000	9,100,000
Capitalized contract cost, amortization	800,000	3,700,000
Contract assets	4,500,000	$ 5,400,000
Balance Capitalized In Prior Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Capitalized contract cost, amortization	$ 5,400,000